Nature of the Business and Going Concern (Details Narrative) (10-Q) - CAD	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Accounting Policies [Abstract]
Working capital deficiency	CAD 677,356	CAD 765,356	CAD 845,406
Accumulated deficit	CAD 4,380,135	CAD 3,723,368	CAD 1,809,373